Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               11/12/2010
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: $ 31,615 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

										VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING		AUTHORITY
NAME OF ISSUER				TITLE 	OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE		SHARED
ARMOUR RESIDENTIAL REIT INC 		*W EXP 11/07/201	042315119	7	86000			SOLE	NONE	86000	NONE
BANK OF AMERICA CORP 			COM			060505104	524	40000			SOLE	NONE	40000	NONE
CHESAPEAKE ENERGY CORP 			NOTE 2.750%11/1		165167BW6	3795	4000000			SOLE	NONE	4000000	NONE
CITIGROUP INC   			COM			172967101	257	65928			SOLE	NONE	65928	NONE
FOSTER WHEELER AG			COM			H27178104	0	1			SOLE	NONE	1	NONE
INFORMATION SERVICES GROUPINC  		*W EXP 01/31/201	45675Y112	0	37500			SOLE	NONE	37500	NONE
KKR FINL HLDGS LLC 			NOTE 7.500% 1/1		48248AAD0	10784	8500000			SOLE	NONE	8500000	NONE
LEAP WIRELESS INTL INC 			NOTE 4.500% 7/1		521863AL4	1778	2000000			SOLE	NONE	2000000	NONE
LEVEL 3 COMMUNICATIONS INC 		NOTE 5.250%12/1		52729NBF6	1006	1000000			SOLE	NONE	1000000	NONE
LIBERTY ACQUISITION HOLDINGS CORP 	*W EXP 12/12/201	53015Y115	95	58500			SOLE	NONE	58500	NONE
LORAL SPACE &COMMUNICATION INC		COM			543881106	4	68			SOLE	NONE	68	NONE
MORGAN STANLEY				COM NEW			617446448	494	20000			SOLE	NONE	20000	NONE
PORTLAND GENERAL ELECTRIC CO  		COM NEW			736508847	30	1482			SOLE	NONE	1482	NONE
PROSHARES TR				PSHS ULTRA QQQ		74347R206	265	4000			SOLE	NONE	4000	NONE
RETAIL OPPORTUNITY INVESTMENTS CORP  	*W EXP 10/23/201	76131N119	119	149100			SOLE	NONE	149100	NONE
RRI ENERGY INC CMN CLASS		COM			74971X107	38	10566			SOLE	NONE	10566	NONE
SEARCHMEDIA HOLDINGS LIMITED 		*W EXP 11/19/201	G8005Y114	24	60300			SOLE	NONE	60300	NONE
"SINCLAIR BROADCAST GROUP, INC. 	SDCV 6.000% 9/1		829226AV1	0	350			SOLE	NONE	350	NONE
SPDR GOLD TR 				GOLD SHS		78463V107	10	600	PUT		SOLE	NONE	600	NONE
STANDARD & POORS DEPOSITORY 500 ETF   	TR UNIT			78462F103	304	400	PUT		SOLE	NONE	400	NONE
TERREMARK WORLDWIDE INC 		NOTE 6.625% 6/15/13	881448AF1	4950	4500000			SOLE	NONE	4500000	NONE
TERREMARK WORLDWIDE INC  		COM NEW			881448203	286	27700			SOLE	NONE	27700	NONE
TOWER SEMICONDUCTOR LTD			ORD			M87915100	215	159400			SOLE	NONE	159400	NONE
TWO HARBORS INVESTMENT CORP		*W EXP 07/13/201	90187B119	19	126500			SOLE	NONE	126500	NONE
VECTOR GROUP LTD			FRNT 11/15/14		92240MAS7	3004	2240000			SOLE	NONE	2240000	NONE
VECTOR GROUP LTD 			DBCV 6/1		92240MAL2	3608	3000000			SOLE	NONE	3000000	NONE



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